Segment, Product and Geographic Information - Carrying values of the Company's tangible long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment, Product and Geographic Information
Property, plant and equipment	$ 120,031	$ 121,280
Taiwan
Segment, Product and Geographic Information
Property, plant and equipment	116,829	117,784
U.S.
Segment, Product and Geographic Information
Property, plant and equipment	1,299	1,433
China
Segment, Product and Geographic Information
Property, plant and equipment	1,392	1,688
Korea
Segment, Product and Geographic Information
Property, plant and equipment	476	286
Japan
Segment, Product and Geographic Information
Property, plant and equipment	$ 35	$ 89